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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ]   is a restatement.
                                            [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President


Signature, Place, and Date of Signing:

/s/ Hal Goldstein                                   New York, New York                           May 15, 2007
------------------------------------        ------------------------------------        ---------------------------
[Signature]                                          [City, State]                               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           0
                                                                    ----------
Form 13F Information Table Entry Total:                                     43
                                                                    ----------
Form 13F Information Table Value Total:                             $1,281,111
                                                                    ----------
                                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE





                                                     MHR Fund Management LLC
                                                   Form 13F Information Table
                                                 Quarter ended March 31, 2007
                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                                                         FAIR MARKET
ISSUER                               TITLE OF    CUSIP     VALUE    SHARES/PRN  SH/ PUT/         SHARED  SHARED
                                      CLASS      NUMBER  (X 1000S)    AMOUNT    PRN CALL  SOLE   DEFINED  OTHER    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources Inc.          Common    02076X102    $23,445 1,500,000  SH      1,500,000               1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc. 5.75%
6/15/2008                             Note      150934AD9       $917 1,176,000 PRN      1,176,000               1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics                     Common    150934107       $477  300,000   SH       300,000                 300,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.   Common    185061108     $1,373  225,000   SH       225,000                 225,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.
Wts  $5 4/19/09                       Wts       185061116       $653  450,000   SH       450,000                 450,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquisition Corp            Common    22274N102     $3,097  560,000   SH       560,000                 560,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquisition Corp Wts
$5 7/1/09                             Wts       22274N110       $403 1,120,000  SH      1,120,000               1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.          Common    291345106     $9,430 4,210,000  SH      4,210,000               4,210,000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV guide Int'l Inc.           Common    36866W106       $107   25,550   SH       25,550                  25,550
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics Acquisition Corp Wts Wts       379414113        $37   56,500   SH       56,500                  56,500
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics Acquisition Corp.    Common    379414105     $1,540  200,000   SH       200,000                 200,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition Corp Wts      Wts       40415K118       $342  590,000   SH       590,000                 590,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition Corp.         Common    40415K100     $4,425  590,000   SH       590,000                 590,000
------------------------------------------------------------------------------------------------------------------------------------
                                      Common
Image Entertainment, Inc.             New       452439201     $4,358 1,040,000  SH      1,040,000               1,040,000
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.         Common    471894105     $6,589 1,111,111  SH      1,111,111               1,111,111
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc.               Common    47214E102     $2,580  600,000   SH       600,000                 600,000
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc. Wts
$5 3/14/11                            Wts       47214E110       $924 1,200,000  SH      1,200,000               1,200,000
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions                Common    50212A106     $4,183  253,400   SH       253,400                 253,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.      Common    521863308   $620,518 11,755,806 SH     11,755,806              11,755,806
------------------------------------------------------------------------------------------------------------------------------------
                                      Common
Lions Gate Entertainment Corp         New       535919203   $132,472 11,600,000 SH     11,600,000              11,600,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications, Inc.  Common    543881106   $237,478  7,180,629 SH      7,180,629               7,180,629
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                                                         FAIR MARKET
ISSUER                               TITLE OF    CUSIP     VALUE    SHARES/PRN  SH/ PUT/         SHARED  SHARED
                                      CLASS      NUMBER  (X 1000S)    AMOUNT    PRN CALL  SOLE   DEFINED  OTHER    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                                      Common
Manhattan Pharmaceuticals, Inc.       New       563118207     $2,571 2,856,363  SH      2,856,363               2,856,363
------------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment Inc.             Common    57383T103   $109,470 3,944,867  SH      3,944,867               3,944,867
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                   Common    552541104    $46,182  970,000   SH       970,000                 970,000
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc Wts  $5 8/25/07     Wts       63860C118         $9  180,667   SH       180,667                 180,667
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                    Common    63860C100     $2,259 2,165,714  SH      2,165,714               2,165,714
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                    Units     63860C209       $152  153,667   SH       153,667                 153,667
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.               Common    640522108     $6,160 3,424,325  SH      3,424,325               3,424,325
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                   Common    66986X106     $1,238  952,380   SH       952,380                 952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises, Inc.    Common    Y6476R105    $18,756 1,200,000  SH      1,200,000               1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.                   Common    68210P107     $6,130  875,700   SH       875,700                 875,700
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                   Common    752182105     $1,666  233,400   SH       233,400                 233,400
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                   Units     752182204     $2,739  249,000   SH       249,000                 249,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc. Wts $5 10/28/08   Wts       752182113     $1,387  660,252   SH       660,252                 660,252
------------------------------------------------------------------------------------------------------------------------------------
                                      Common
Sprint Nextel Corp                    Fon       852061100     $1,517   80,000   SH        80,000                  80,000
------------------------------------------------------------------------------------------------------------------------------------
Summer Infant, Inc.                   Common    865646103     $1,000  200,000   SH       200,000                 200,000
------------------------------------------------------------------------------------------------------------------------------------
Summer Infant, Inc. Wts $5 4/22/09    Wts       865646111       $272  400,000   SH       400,000                 400,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                          Common    92552V100     $8,859  268,708   SH       268,708                 268,708
------------------------------------------------------------------------------------------------------------------------------------
                                      SPON
Vivo Participacoes                    ADR PFD   92855S101     $4,388 1,250,000  SH      1,250,000               1,250,000
------------------------------------------------------------------------------------------------------------------------------------
                                      SPON
Vodafone Group plc                    ADR NEW   92857W209     $7,051  262,500   SH       262,500                 262,500
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                   Common    969199108     $1,127   50,000   SH       50,000                  50,000
------------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies Limited          Common    G98777108     $1,596  190,000   SH       190,000                 190,000
------------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies Limited Wts
$5  11/17/08                          Wts       G98777116     $1,235  380,000   SH       380,000                 380,000
------------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)                          $1,281,111



